Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	95-1613718
Plan number	002
Participant loan, current value	$ 1,875,322
Current Value	69,249,337
Investments, at fair value	$ 67,374,015	$ 62,008,618
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Common stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	1,091,405	1,101,590
Investments, at fair value	$ 7,001,933	$ 11,320,447
Short-Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value of investments	$ 230,000
Investment, Identifier [Axis]: * MetLife Reliance Stable Value Fund Class 10 | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	11,684
Current Value	$ 1,613,965
Investment, Identifier [Axis]: Allspring Core Plus Bond | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	27,591
Current Value	$ 312,880
Investment, Identifier [Axis]: American Fund American Balanced Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	34,316
Current Value	$ 1,288,563
Investment, Identifier [Axis]: American Fund EuroPacific Growth Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	12,382
Current Value	$ 748,984
Investment, Identifier [Axis]: American Funds New World Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	4,935
Current Value	$ 461,596
Investment, Identifier [Axis]: Baron Small Cap Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	9,178
Current Value	$ 277,350
Investment, Identifier [Axis]: Blackrock International Inst | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	13,168
Current Value	$ 291,794
Investment, Identifier [Axis]: Columbia Global Tech Growth Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	19,036
Current Value	$ 2,113,401
Investment, Identifier [Axis]: Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	1,037,407
Current Value	$ 7,232,462
Investment, Identifier [Axis]: Fidelity 500 Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	30,754
Current Value	$ 7,310,945
Investment, Identifier [Axis]: Fidelity blue Chip Growth Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	6,376
Current Value	$ 1,713,655
Investment, Identifier [Axis]: First Eagle Global | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	3,463
Current Value	$ 280,582
Investment, Identifier [Axis]: Goldman Sachs Financial Sq Govt Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	1,181,832
Current Value	$ 1,181,832
Investment, Identifier [Axis]: Hartford Strategic Inc Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	50,801
Current Value	$ 405,392
Investment, Identifier [Axis]: Neu Large Cap Value Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	8,694
Current Value	$ 441,827
Investment, Identifier [Axis]: Nuveen TIAA Lifecycle 2010 | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	100
Current Value	$ 1,217
Investment, Identifier [Axis]: Nuveen TIAA Lifecycle 2015 | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	429
Current Value	$ 5,530
Investment, Identifier [Axis]: Nuveen TIAA Lifecycle 2020 | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	169,031
Current Value	$ 2,231,213
Investment, Identifier [Axis]: Nuveen TIAA Lifecycle 2025 | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	696,464
Current Value	$ 9,478,876
Investment, Identifier [Axis]: Nuveen TIAA Lifecycle 2030 | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	604,281
Current Value	$ 8,580,793
Investment, Identifier [Axis]: Nuveen TIAA Lifecycle 2035 | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	410,632
Current Value	$ 6,093,782
Investment, Identifier [Axis]: Nuveen TIAA Lifecycle 2040 | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	225,505
Current Value	$ 3,535,922
Investment, Identifier [Axis]: Nuveen TIAA Lifecycle 2045 | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	203,770
Current Value	$ 3,329,598
Investment, Identifier [Axis]: Nuveen TIAA Lifecycle 2050 | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	76,622
Current Value	$ 1,273,463
Investment, Identifier [Axis]: Nuveen TIAA Lifecycle 2055 | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	62,442
Current Value	$ 1,045,902
Investment, Identifier [Axis]: Nuveen TIAA Lifecycle 2060 | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	37,892
Current Value	$ 616,119
Investment, Identifier [Axis]: Nuveen TIAA Lifecycle 2065 | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	19,478
Current Value	$ 306,006
Investment, Identifier [Axis]: Nuveen TIAA Lifecycle Income | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	130,346
Current Value	$ 1,667,125
Investment, Identifier [Axis]: Principal Mid Cap Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	10,242
Current Value	$ 426,371
Investment, Identifier [Axis]: Vanguard Mid Cap Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	4,028
Current Value	$ 1,447,532
Investment, Identifier [Axis]: Vanguard Small Cap Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	10,057
Current Value	$ 1,242,885
Investment, Identifier [Axis]: Victory Established Value Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	5,445
Current Value	$ 245,243
Investment, Identifier [Axis]: Victory Sycamore Small Company Opportunity Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units (in shares)	3,768
Current Value	$ 171,210